ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As of December 31,
	2025	2024
	US$’000	US$’000

Trade creditors	3,772	5,562
Accrued expenses	1,820	1,081
Other payables	120	297

Accounts payable and accrued liabilities	5,712	6,940